Operating Lease Liabilities	12 Months Ended
Dec. 31, 2023
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

14 — OPERATING LEASE LIABILITIES

Operating lease liabilities comprise the following:

	Interest rate %	December 31, 2023	Interest rate %	December 31, 2022
Short-term lease liabilities	21 – 55	412,564	14 – 36	2,152,677
Long-term lease liabilities	21 – 55	277,956	14 – 36	674,496
Total		690,520		2,827,173

As at December 31, 2023 and 2022 maturity of the operating lease liabilities are as follows:

	Dec 31, 2023	Dec 31, 2022
2023	—	2,152,677
2024	412,564	334,300
2025	233,984	260,854
2026	43,972	79,342
Total	690,520	2,827,173

The following table presents supplemental information used to calculate the present value of operating lease liabilities:

	Dec 31, 2023	Dec 31, 2022
Weighted average remaining lease term (in years)	1.78	1.64
Weighted average interest rate %	30%	26%

Supplemental cash flow information related to operating leases included in cash flow from operating activities was as follows:

	Dec 31, 2023	Dec 31, 2022
Cash paid for operating leases	(1,403,266)	(2,837,048)
Total	(1,403,266)	(2,837,048)